Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information
26.	Segment Information

Beginning in the fourth quarter of 2025, the Group reports one operating segment, Telecom, with three categories of revenues based on the services provided to its customers: Residential, Satellite and Enterprise. Through September 30, 2025, the operating results of the Group’s telecommunications businesses were presented as two separate reportable segments (see Notes 2 (a) and 2 (d)).

In the fourth quarter of 2025, the Company’s management identified changes in operations that led to adjustments in its segment information, now identifying a single reportable segment. This change in segment reporting is the result of organizational changes that integrated the operations of the Group’s Cable and Sky businesses into one single business, and that the chief operating decision maker now analyzes the results of the Group’s operation, makes decisions and assigns resources to it as a single business. The changes identified included (i) the designation of a chief executive officer and chief financial officer for the Group’s Cable and Sky businesses as a single business; and (ii) a restructuring and integration process of the Group’s Cable and Sky businesses that was substantially concluded in the fourth quarter of 2025, which resulted in a consolidated operating cost structure between these two businesses, following the implementation of cost efficiencies and synergies across several operating and administrative areas.

The Group’s Residential operations include the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico, and derive revenues from cable subscribers, principally from basic and premium television services subscription, pay-per-view fees, installation fees, internet services subscription, telephone and mobile services subscription as well as from local and national advertising sales.

The Group’s Satellite operations include direct-to-home (DTH) broadcast satellite pay television services in Mexico, Central America and the Dominican Republic, and derive revenues from program services, installation fees, equipment rental to subscribers, and national advertising sales.

In addition, the Group has another small business, the Group’s Enterprise operations that include the operation of telecommunications (which includes both data transmission/internet and phone) facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States providing services to customers such as enterprises and government. Revenue is generated from the provision of data solutions and long-distance services to carriers and other telecommunications service providers through its fiber-optic network.

Although the Group’s Enterprise operations business could be considered a separate operating segment, it does not meet the quantitative thresholds required to be considered reportable and disclosed separately; the Company also determined that Enterprise operations also could be considered to share a majority of the aggregation criteria required by the applicable IFRS Accounting Standard, and as such, that it be combined into its single reportable segment, Telecom.

The Group’s single reportable segment is based on the current Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s single reportable segment is comprised by strategic business units that offer different telecommunication services and products. Prior period segment financial information has been recast to reflect the change in segment reporting that occurred in the fourth quarter of 2025 (see Note 2 (a)).

The table below presents information for the Group’s single reportable segment and a reconciliation to consolidated revenues and operating income of continuing operations for the years ended December 31, 2025, 2024 and 2023:

	2025		2024		2023
Telecom revenues:
Residential	Ps.	42,181,601	Ps.	42,960,423	Ps.	44,110,948
Satellite		12,396,984		15,034,659		17,582,229
Enterprise		4,299,565		4,265,782		4,529,659
Consolidated revenues	Ps.	58,878,150	Ps.	62,260,864	Ps.	66,222,836

Reconciliation of operating segment income to consolidated operating income:
Telecom operating segment income	Ps.	23,021,884	Ps.	23,157,927	Ps.	25,030,497
Corporate expenses		(448,896)		(756,045)		(1,031,223)
Intercompany operations		(173,751)		(154,990)		(120,366)
Depreciation and amortization		(17,160,521)		(20,510,853)		(21,107,312)
Other expense, net		(1,013,824)		(4,554,900)		(913,801)
Consolidated operating income	Ps.	4,224,892	Ps.	(2,818,861)	Ps.	1,857,795

Accounting Policies

The accounting policies of the segment are the same as those described in the Group’s summary of material accounting policies (see Note 2). The Group evaluates the performance of its segment and allocates resources to it based on consolidated operating income before corporate expenses, depreciation and amortization, and other expense, net.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s LTRP, as well as other general expenses that, because of their nature and characteristics, are not subject to be allocated within the Group’s business segment.

The table below presents segment assets and liabilities as of December 31, 2025 and 2024:

	2025		2024
Segment assets	Ps.	120,532,090	Ps.	126,885,466
Segment liabilities		39,932,152		38,161,060

Reconciliation of segment assets to total assets as of December 31, 2025 and 2024, is as follows:

	2025		2024
Segment assets:	Ps.	120,532,090	Ps.	126,885,466
Equity investments attributable to:
Telecom		956,508		952,721
Other (1)		3,674,751		2,757,701

Goodwill attributable to:
Telecom		13,344,684		13,344,684
Other		110,314		110,314

Corporate assets:
Cash and cash equivalents		16,539,384		36,364,456
Short-term investments		11,397,798		—
Other accounts receivable, net		211,129		3,827,795
Income taxes receivable and other recoverable taxes		3,967,566		1,593,254
Non-current account receivable due from related party		341,719		3,538,497
Equity investment in TelevisaUnivision		40,694,190		43,220,986
Property and equipment, net		2,655,391		2,700,730
Investment property, net		2,624,274		2,706,528
Intangible assets, net		4,704,579		5,013,835
Deferred income tax assets		5,857,009		6,400,422
Other corporate assets		806,639		2,240,507
Total assets	Ps.	228,418,025	Ps.	251,657,896

(1)	Included investments in financial intruments in the aggregate amount of Ps.3,425,359 and Ps.2,494,711 as of December 31, 2025 and 2024, respectively.

Equity method (loss) gain recognized in income for the years ended December 31, 2025, 2024 and 2023 attributable to equity investments, was Ps.(2,074), Ps.32,171 and Ps.(827), respectively.

Equity method loss recognized in income for the years ended December 31, 2025, 2024 and 2023 attributable to equity investment in TelevisaUnivision, was Ps.(1,096,242), Ps.(212,433) and Ps.(4,095,851), respectively.

Equity method gain (loss) recognized in income for the years ended December 31, 2025, 2024 and 2023 attributable to other equity investments, was Ps.10,195, Ps.(2,315) and Ps.10,050, respectively.

Reconciliation of segment liabilities to total liabilities as of December 31, 2025 and 2024, is as follows:

	2025		2024
Segment liabilities	Ps.	39,932,152	Ps.	38,161,060
Debt not allocated to segments		76,049,047		90,376,976
Other corporate liabilities		9,907,965		11,424,235
Total liabilities	Ps.	125,889,164	Ps.	139,962,271

The table below presents additions to property, plant and equipment for the years ended December 31, 2025, 2024, and 2023:

	2025		2024		2023
Continuing operations:
Telecom	Ps.	12,053,756	Ps.	8,888,444	Ps.	13,900,991
Discontinued operations		—		—		768,182
Corporate assets		132,749		208,953		38,843
Total	Ps.	12,186,505	Ps.	9,097,397	Ps.	14,708,016

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Revenues		Year-End		Equipment
2025:
Mexico	Ps.	57,790,527	Ps.	105,053,762	Ps.	11,975,898
Other countries (1)		1,087,623		15,478,328		210,607
	Ps.	58,878,150	Ps.	120,532,090	Ps.	12,186,505
2024:
Mexico	Ps.	61,115,393	Ps.	110,590,724	Ps.	8,997,716
Other countries (1)		1,145,471		16,294,742		99,681
	Ps.	62,260,864	Ps.	126,885,466	Ps.	9,097,397
2023:
Mexico	Ps.	65,250,298	Ps.	144,856,678	Ps.	14,565,065
Other countries (1)		972,538		13,424,941		142,951
	Ps.	66,222,836	Ps.	158,281,619	Ps.	14,708,016

(1)	This revenue is primarily derived from Central America.

Revenues are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below presents total revenues of continuing operations for the reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2025, 2024 and 2023:

	Domestic		Abroad		Total
2025:
Broadband (a)	Ps.	25,272,930	Ps.	—	Ps.	25,272,930
Content (a)		11,060,407		—		11,060,407
Telephony (a)		2,749,340		—		2,749,340
Advertising		2,730,359		—		2,730,359
DTH Broadcast Satellite TV (a)		11,159,663		604,283		11,763,946
Other income		999,733		1,870		1,001,603
Enterprise		3,818,095		481,470		4,299,565
Consolidated revenues	Ps.	57,790,527	Ps.	1,087,623	Ps.	58,878,150

	Domestic		Abroad		Total
2024:
Broadband (a)	Ps.	23,948,229	Ps.	—	Ps.	23,948,229
Content (a)		12,988,987		—		12,988,987
Telephony (a)		2,964,230		—		2,964,230
Advertising		2,565,552		—		2,565,552
DTH Broadcast Satellite TV (a)		13,719,683		665,409		14,385,092
Other income		1,138,006		4,986		1,142,992
Enterprise		3,790,706		475,076		4,265,782
Consolidated revenues	Ps.	61,115,393	Ps.	1,145,471	Ps.	62,260,864

	Domestic		Abroad		Total
2023:
Broadband (a)	Ps.	21,440,699	Ps.	—	Ps.	21,440,699
Content (a)		15,019,807		—		15,019,807
Telephony (a)		4,464,983		—		4,464,983
Advertising		3,201,421		—		3,201,421
DTH Broadcast Satellite TV (a)		15,803,026		687,994		16,491,020
Other income		1,068,170		7,077		1,075,247
Enterprise		4,252,192		277,467		4,529,659
Consolidated revenues	Ps.	65,250,298	Ps.	972,538	Ps.	66,222,836

(a)	Residential revenues derive from the Group’s cable networks and include revenue from leasing set-top equipment to subscribers in the amount of Ps.8,452,368, Ps.8,131,852 and Ps.5,880,517, for the years ended December 31, 2025, 2024 and 2023, respectively. Satellite revenues derive from the Group’s direct-to-home (“DTH”) pay television system and include revenue from leasing set-top equipment to subscribers in the amount of Ps.2,817,341, Ps.3,771,384 and Ps.5,950,288, for the years ended December 31, 2025, 2024 and 2023, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Revenues from external customers for the years ended December 31, 2025, 2024 and 2023 are presented by sale source, as follows:

	2025		2024		2023
Services	Ps.	47,459,402	Ps.	50,128,039	Ps.	54,088,100
Leases (1)		11,269,709		11,903,236		11,830,805
Goods		149,039		229,589		303,931
Total	Ps.	58,878,150	Ps.	62,260,864	Ps.	66,222,836

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Group’s Telecom segment, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.